Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events

14. Subsequent Events

The Company has evaluated subsequent events through March 31, 2023, the date that these consolidated financial statements were issued. Except for the matters disclosed below, no additional subsequent events had occurred that would require recognition or disclosure in these consolidated financial statements.

On January 10, 2023, the Second Street Loan 2 was amended whereas increasing the loan amount from $200,000 to $400,000. A loan fee of $15,000 and a minimum return assessment fee of $35,000 were charged and paid from the $200,000 loan advance for net proceeds of $150,000. The Company was originally required to repay the principal and accrued interest of the Second Street Loan 2 the earlier of (i) 5 business days after its next financing or closing of the business combination or earlier of (i) 5 business days after Ocean Biomedical’s next financing or (ii) February 15, 2023.

On March 1, 2023, but effective February 15, 2023, the Second Street Loan and Second Street Loan 2 were amended whereas the maturity date was extended from February 15, 2023 to March 31, 2023. The Company is required to repay the principal and accrued interest of the Second Street Loan and Second Street Loan 2 the earlier of (i) 5 business days after its next financing or closing of the business combination or (ii) March 31, 2023. In consideration of the extension, the Company issued to Second Street Capital, LLC a warrant to purchase 75,000 shares of the Company’s common stock with an exercise price of $10.34 per share exercisable until March 31, 2028. An extension fee of $75,000 was recorded in the Company’s financial statements for the period ended March 31, 2023. Currently, the Company and Second Street Capital, LLC are working on another amendment to extend the date.

Dated as of March 28, 2023, the Company entered into a Loan Agreement with McKra Investments III pursuant to which the Company borrowed $1,000,000. The Company issued a warrant to purchase 200,000 shares of the Company’s common stock, with an exercise price of $10.34 per share, exercisable until March 27, 2028. The Company will pay a $150,000 loan and convenience fee due upon repayment of the loan. Repayment of the loan is due the earlier (i) from the proceeds of the Convertible Debt instrument to be offered in April 2023 or (ii) 45 days from the date of the advance.

Dated as of March 29, 2023, the Company entered into a Loan Agreement with Second Street Capital, LLC pursuant to which the Company borrowed $1 million to pay certain accrued expenses. The loan bears interest at 15% per annum and is due within three business days of our next financing or receipt of proceeds from the Backstop Agreement or, if earlier, 45 days from the date of the advance. We issued warrants to the lender for 200,000 shares of the Company’s common stock, exercisable for five years at an exercise price of $10.34 and will pay $150,000 in loan fees at maturity.

On February 10, 2023 AHAC and Legacy Ocean entered into an amended and restated Vellar Backstop Agreement with Vellar. Pursuant to the Backstop Agreement, Vellar agreed to support the Business Combination by purchasing up to 6,000,000 shares of the Class A common stock in the open market for up to $60,000,000, including from other stockholders that elected to redeem and subsequently revoked their prior elections to redeem their shares, following the expiration of the Company’s redemption offer. The Company has agreed to purchase those shares from Vellar on a forward basis. The purchase price payable by the Company included a prepayment in the amount of the redemption price per share. The Vellar Backstop Agreement matures on the earlier to occur of (a) three years after the closing of the Merger Agreement (February 14, 2026) or (b) the date specified by Vellar in a written notice delivered at Vellar’s discretion if the VWAP of the shares during 30 out of 45 consecutive trading days is less than $4 per share. In addition, Vellar received $12,408,000 from the trust account holding the net proceeds from the sale of the units in the Aesther IPO (the “Trust Account’) and used it to purchase shares of the Class A common stock (the “Share Consideration Shares”) that otherwise would have been redeemed using funds from the Trust Account. These shares are not subject to the Vellar Backstop Agreement repurchase obligations. New Ocean Biomedical has the option to repurchase the Share Consideration Shares from Vellar at an aggregate price of $3,000,000 at any time during the first nine months after the earlier of (a) one business day after the closing of the Business Combination and (b) the date any assets from the Trust Account are disbursed in connection with the Business Combination.

If an event occurs causing the VWAP per shares to be at or above $20.00 per share for any 30 trading days during a 45 consecutive trading day-period and the aggregate trading volume in respect of such shares during the same 30-day period is at least the product of (a) three and (b) the difference of (x) the Number of Shares and (y) the Terminated Shares (each as defined in the Vellar Backstop Agreement), then New Ocean Biomedical can notify Vellar of such event and cause the Vellar Backstop Agreement to mature.

The Vellar Backstop Agreement calls for the adjustment of the Reset Price (as defined in the Vellar Backstop Agreement) on the first scheduled trading day of each month commencing on the first calendar month following the closing of the Business Combination to be the lowest of (a) the then-current Reset Price, (b) the initial price per shares paid by Vellar for the shares and (c) the VWAP price per share of the last ten trading days of the prior calendar month, but not lower than $10.34. The Reset Price may be reduced further in connection with a dilutive offering undertaken by the New Ocean Biomedical. The Reset Price is relevant to the provision entitling New Ocean Biomedical to terminate the Vellar Backstop Agreement early (in whole or in part) and require Vellar to pay New Ocean Biomedical an amount equal to the product of (x) the number of shares the New Ocean Biomedical elects to terminate from the forward transaction and (y) the Reset Price as of the termination date.

At maturity, any remaining shares subject to the Backstop Agreement will be finally purchased by New Ocean Biomedical at maturity for an additional $2.50 per share. During the term of the Vellar Backstop Agreement, Vellar may elect to sell some or all of the shares subject to the Backstop Agreement after which those shares will no longer be subject to the Vellar Backstop Agreement, and in such event Vellar will repay the Company with a portion of the sale proceeds.

On February 12, 2023, AHAC, Legacy Ocean, and Vellar again amended and restated the original Vellar Backstop Agreement (the “Definitive A&R Backstop Agreement”). The Company clarifies that the change between the Definitive A&R Backstop Agreement and the original Vellar Backstop Agreement is that the maximum number of shares Vellar may purchase was increased from 6,000,000 to 8,000,000 in the Definitive A&R Backstop Agreement. Pursuant to the Backstop Agreement, Vellar agreed to purchase up to 8,000,000 shares of AHAC’s common stock in the open market for up to $80,000,000, including from other stockholders that elected to redeem and subsequently revoked their prior elections to redeem their shares, following the expiration of AHAC’s s redemption offer.

On February 13, 2023, AHAC, Vellar and Legacy Ocean entered into an assignment and novation agreement with Meteora Special Opportunity Fund I, LP, Meteora Select Trading Opportunities Master, LP and Meteora Capital Partners, LP (collectively “Meteora”) (the “Meteora Agreement”), pursuant to which Vellar assigned its obligation as to 2,666,667 shares of common stock of the Company to be purchased under the Vellar Backstop Agreement to Meteora. In addition, on February 13, 2023, AHAC, Vellar and Legacy Ocean entered into an assignment and novation agreement with Polar Multi-Strategy Master Fund (“Polar”) (the “Polar Agreement”) pursuant to which Vellar assigned its obligations as to 2,000,000 shares of common stock of the Company to be purchased under the Vellar Backstop Agreement to Polar.

On February 14, 2023, AHAC, Legacy Ocean and Polar entered into a subscription agreement in which Polar agreed to purchase 1,350,000 newly-issued shares of the Company’s common stock at a per share purchase price of $10.56 and an aggregate purchase price of $14,260,404 (the “Polar Subscription”). The Polar Subscription was the method by which Polar exercised its right to purchase “Additional Shares” pursuant to the Backstop Agreement to which Polar acquired a portion of the rights from Vellar pursuant to the Polar Agreement. The shares acquired by Polar as part of the Polar Subscription are subject to the restrictions for “Additional Shares” set forth in the Backstop Agreement.

On February 14, 2023 (the “Closing Date”), AHAC consummated the previously announced Business Combination pursuant to the Business Combination Agreement as amended. Pursuant to the Business Combination Agreement, as amended on the Closing Date, Merger Sub merged with and into Ocean Biomedical, Inc., with Ocean Biomedical, Inc., continuing as the surviving entity and a wholly-owned subsidiary of AHAC (the “Merger,” and, together with the other transactions and ancillary agreements contemplated by the Business Combination Agreement, the “Business Combination”). In connection with the closing of the Business Combination (the “Closing”), AHAC changed its name from “Aesther Healthcare Acquisition Corp.” to “Ocean Biomedical, Inc, and Ocean Biomedical, Inc., changed its name to “Ocean Biomedical Holdings, Inc.

On the Closing Date, in connection with the Closing:

● AHAC issued to the holders of Ocean Biomedical’s securities as of immediately prior to the Closing approximately 23,355,432 shares of the Company’s Class A common stock (with a per-share value of $10.00) with an aggregate value equal to $233,554,320, as adjusted as required by the Business Combination Agreement to take into account net working capital, closing net debt and Ocean Biomedical, Inc., transaction expenses, in exchange for all of the issued and outstanding capital stock of Ocean Biomedical, Inc.;

● the Sponsor’s 2,625,000 shares of AHAC’s Class B common stock converted on a one-for-one basis into 2,625,000 shares of AHAC’s Class A common stock pursuant to the Third Amended and Restated Certificate of Incorporation (the “Amended Certificate”);

● AHAC issued to the Sponsor 1,365,000 additional shares of AHAC’s Class A common stock in connection with the Sponsor obtaining two (2) three-month extensions beyond the September 16, 2022 deadline to complete an initial business combination;

● all shares of AHAC’s Class A common stock were reclassified as common stock pursuant to the Company’s Amended Certificate; and

● New Ocean Biomedical issued to Second Street Capital, LLC (“Second Street”), Ocean Biomedical’s lender, three (3) warrants (the “Converted Ocean Warrants”) for the number of shares of New Ocean Biomedical’s common stock equal to the economic value of the Legacy Ocean warrants previously issued to Second Street in exchange for the termination of the Ocean Biomedical, Inc., warrants. The Converted Ocean Warrants are exercisable for a total of 511,712 shares of the Company’s common stock at an exercise price of $8.06 per share and 102,342 shares of New Ocean Biomedical’s common stock at an exercise price of $7.47 per share.

In addition, pursuant to Business Combination Agreement, the holders of Ocean Biomedical’s common stock shall be entitled to receive from the New Ocean Biomedical, Inc., in the aggregate, up to an additional 19,000,000 shares of the Company’s common stock (the “Earnout Shares”) as follows: (a) in the event that the volume-weighted average price (the “VWAP”) of New Ocean Biomedical exceeds $15.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the holders of Ocean Biomedical securities pre-Closing shall be entitled to receive an additional 5,000,000 shares of New Ocean Biomedical’s common stock, (b) in the event that the VWAP of New Ocean Biomedical exceeds $17.50 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the holders of Ocean Biomedical’s securities pre-Closing shall be entitled to receive an additional 7,000,000 shares of New Ocean Biomedical’s common stock and (c) in the event that the VWAP of New Ocean Biomedical exceeds $20.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the holders of Ocean Biomedical’s securities pre-Closing shall be entitled to receive an additional 7,000,000 shares of New Ocean Biomedical’s common stock. In addition, for each issuance of Earnout Shares, New Ocean Biomedical will also issue to Sponsor an additional 1,000,000 shares of New Ocean Biomedical’s common stock.

Following the Business Combination Agreement, New Ocean Biomedical is subject to the terms and conditions of a Common Stock Purchase Agreement AHAC entered into with White Lion. Pursuant to the Common Stock Purchase Agreement, AHAC has the right, but not the obligation to require White Lion to purchase, from time to time, up to $75,000,000 in aggregate gross purchase price of newly issued shares of New Ocean Biomedical common stock, subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement.

New Ocean Biomedical is obligated under the Common Stock Purchase Agreement and the White Lion Registration Rights Agreement to file a registration statement with the SEC to register for the resale by White Lion, shares of common stock that New Ocean Biomedical may issue to White Lion under the Common Stock Purchase Agreement.

Subject to the satisfaction of certain customary conditions, New Ocean Biomedical’s right to sell shares to White Lion will commence on the effective date of the registration statement and extend for a period of two years. During such term, subject to the terms and conditions of the Common Stock Purchase Agreement, New Ocean Biomedical may notify White Lion when New Ocean Biomedical exercises its right to sell shares (the effective date of such notice, a “Notice Date”). The number of shares sold pursuant to any such notice may not exceed (i) $2,000,000, divided by the closing price of the New Ocean Biomedical common stock on Nasdaq preceding the Notice Date and (ii) a number of shares of Common Stock equal to the average daily trading volume multiplied by 67%.

New Ocean Biomedical may not sell, and White Lion may not purchase, shares of New Ocean Biomedical common stock that would result in White Lion Owning more than 9.99% of the outstanding common stock of New Ocean Biomedical.

Ocean Biomedical Inc [Member]
Subsequent Events

Note 12. Subsequent Events

The Company has evaluated subsequent events through May 24, 2023, the date that these condensed consolidated financial statements were issued. Except for the matters disclosed below, no additional subsequent events had occurred that would require recognition or disclosure in these condensed consolidated financial statements.

The Backstop Parties sold 105,572 Recycled Shares of the Company’s common stock during the quarter ended March 31, 2023, resulting in net proceeds paid to the Company in April 2023 of $1.1 million.

Under the Common Stock Purchase Agreement and the White Lion Registration Rights Agreement, the Company is required to file a registration statement with the SEC to register for the resale by White Lion shares of common stock and to issue to White Lion at that time shares of its common stock based upon a formula contained in those agreements. Effective April 18, 2023, the Company and White Lion agreed that the Company would issue 75,000 shares of its common stock to White Lion in satisfaction of this obligation.

On April 19, 2023, as required by the Modification Agreement, the Company issued to the NPIC Lender 50,000 shares of the Company’s common stock. Further, as required by the Modification Agreement, the Company issued to the NPIC Lender 50,000 shares of the Company’s common stock on May 12, 2023, and 50,000 shares of the Company’s common stock on May 19, 2023. The maturity dates of the loans made pursuant to the NPIC Sponsor Extension Loan have each been extended to May 25, 2023.

In connection with the Marketing Services Agreement, dated March 7, 2023, between the Company and Outside The Box Capital (“OTBC”), the Company issued to OTBC 13,257 shares of its common stock as consideration, pursuant to the Marketing Services Agreement, in the second quarter of 2023.

On May 15, 2023, the Company entered into a Securities Purchase Agreement (the “SPA”) with an accredited investor (the “Investor”) for the sale of up to three Senior Secured Convertible Notes (each, a “Note” and collectively, the “Notes”), which Notes are convertible into shares of the Company’s common stock, in an aggregate principal amount of up to $27 million, in a private placement (the “Ayrton Convertible Note Financing”). The Company expects to consummate the closing for the sale of (i) the initial Note in the principal amount of $7.56 million and (ii) a warrant to initially acquire up to 552,141 additional shares of the Company’s common stock with an initial exercise price of $11.50 per share of common stock, subject to adjustment, exercisable immediately and expiring five years from the date of issuance (the “Warrant”), which is subject to customary closing conditions, on or about May 24, 2023 (the “Initial Closing”). The Notes will be sold at an original issue discount of eight percent (8%). Future issuances of Notes (“Additional Closings”) are subject to satisfaction of certain conditions. The SPA contains certain representations and warranties, covenants and indemnities customary for similar transactions. At the closing of the first Additional Closing, $8.64 million of Notes will be issued (the “First Additional Closing Date”) and $10.8 million of Notes will be issued at the closing of the second Additional Closing. So long as any Notes remain outstanding, the Company and each of its subsidiaries are prohibited from effecting or entering into an agreement to effect any subsequent placement involving a Variable Rate Transaction, other than pursuant to the White Lion Common Stock Purchase Agreement. “Variable Rate Transaction” means a transaction in which the Company or any of its subsidiaries (i) issues or sells any convertible securities either (A) at a price that is based upon with the trading prices of the Company’s common stock, or (B) with a price that is subject to being reset at some future date or upon the occurrence of specified events related to the business of the Company or the market for its common stock, other than pursuant to a customary “weighted average” anti-dilution provision or (ii) enters into any agreement whereby the Company or any of its subsidiaries may sell securities at a future determined price (other than standard and customary “preemptive” or “participation” rights).

The Company is required to obtain stockholder approval authorizing the issuance of the Company’s common stock under the Notes and Warrant in compliance with the rules and regulations of the Nasdaq Capital Market (“Nasdaq”) (without regard to any limitations on conversion or exercise set forth in the Notes or Warrant, respectively), including, shares of the Company’s common stock to be issued in connection with any Additional Closing. Unless the Company obtains the approval of its stockholders as required by Nasdaq, the Company will be prohibited from issuing any shares of common stock upon conversion of the Notes or otherwise pursuant to the terms of the Notes or Warrant, if the issuance of such shares of common stock would exceed 19.99% of the Company’s outstanding shares of common stock as of the date of the SPA or otherwise exceed the aggregate number of shares of common stock which the Company may issue without breaching the Company’s obligations under the rules and regulations of Nasdaq.

The interest rate applicable to each Note is, as of any date of determination, the lesser of (I) eight percent (8%) per annum and (II) the greater of (x) five percent (5%) per annum and (y) the sum of (A) the “secured overnight financing rate,” which from time to time is published in the “Money Rates” column of The Wall Street Journal (Eastern Edition, New York Metro), in effect as of such date of determination and (B) two percent (2%) per annum; provided, further, that each of the forgoing rates shall be subject to adjustment from time to time in accordance with the SPA. Each Note will mature on the first anniversary of its issuance (the “Maturity Date”). Additionally, each Note is required to be senior to all the Company’s other indebtedness, other than certain permitted indebtedness. The Notes will be secured by all the Company’s existing and future assets (including those of the Company’s significant subsidiaries). Upon the occurrence of certain events, the Notes will be payable in monthly installments. A noteholder may, at its election, defer the payment of all or any portion of the installment amount due on any installment date to another installment payment date.

All or any portion of the principal amount of each Note, plus accrued and unpaid interest, any late charges thereon and any other unpaid amounts (the “Conversion Amount”), is convertible at any time, in whole or in part, at the noteholder’s option, into shares of the Company’s common stock at an initial fixed conversion price of $10.34 per share, subject to certain adjustments. At any time during certain events of default under the Note, a noteholder may alternatively (the “Alternate Conversion”) elect to convert all or any portion of the Conversion Amount into shares of the Company’s common stock at an Alternate Conversion Price set forth in the SPA. A noteholder will not have the right to convert any portion of a Note, to the extent that, after giving effect to such conversion, the noteholder (together with certain of its affiliates and other related parties) would beneficially own in excess of 9.99% of the shares of the Company’s common stock outstanding immediately after giving effect to such conversion.

Upon a change of control of the Company (the “Change of Control”), noteholders may require the Company to redeem all, or any portion, of the Notes at a price equal to the greater of: (i) the product of (w) 115% multiplied by (y) the Conversion Amount being redeemed, (ii) the product of (x) 115% multiplied by (y) the product of (A) the Conversion Amount being redeemed multiplied by (B) the quotient determined by dividing (I) the greatest closing sale price of the shares of the Company’s common stock during the period beginning on the date immediately preceding the earlier to occur of (1) the consummation of the applicable Change of Control and (2) the public announcement of such Change of Control and ending on the date the holder delivers the Change of Control redemption notice by (II) the Alternate Conversion Price then in effect and (iii) the product of (y) 115% multiplied by (z) the product of (A) the Conversion Amount being redeemed multiplied by (B) the quotient of (I) the aggregate cash consideration and the aggregate cash value of any non-cash consideration per share of the Company’s common stock to be paid to the Company’s stockholders upon consummation of such Change of Control divided by (II) the Conversion Price then in effect.

The Notes provide for certain events of default, including, among other things, any breach of the covenants described below and any failure of Dr. Chirinjeev Kathuria to be the chairman of the Board of Directors of the Company. In connection with an event of default, the noteholders may require the Company to redeem all or any portion of the Notes, at a price equal to the greater of (i) the product of (A) the Conversion Amount to be redeemed multiplied by (B) 115% and (ii) the product of (X) the Conversion Rate (using the Alternate Conversion Price then in effect) with respect to the Conversion Amount in effect at such time as the holder delivers an event of default redemption notice multiplied by (Y) the product of (1) 115% multiplied by (2) the greatest closing sale price of the Company’s common stock on any trading day during the period commencing on the date immediately preceding such event of default and ending on the date the Company makes the entire payment required to be made.

The Company is subject to certain customary affirmative and negative covenants regarding the rank of the Notes, the incurrence of indebtedness, the existence of liens, the repayment of indebtedness and the making of investments, the payment of cash in respect of dividends, distributions or redemptions, the transfer of assets, the maturity of other indebtedness, and transactions with affiliates, among other customary matters. The Company also will be subject to financial covenants requiring that (i) the amount of the Company’s available cash equal or exceed (x) prior to the First Additional Closing Date, $1.0 million or (y) after the First Additional Closing Date, $2.5 million; (ii) the ratio of (a) the outstanding principal amount of the Notes, accrued and unpaid interest thereon and accrued and unpaid late charges to (b) the Company’s average market capitalization over the prior ten trading days, not exceed 35%; and (iii) at any time any Notes remain outstanding, with respect to any given calendar month (each, a “Current Calendar Month”) (x) the available cash on the last calendar day in such Current Calendar Month shall be greater than or equal to the available cash on the last calendar day of the month prior to such Current Calendar Month less $1.5 million.

On May 23, 2023 the Company received an Equity Prepaid Forward Transaction - Valuation Date Notice (“Notice”) from Vellar which designates May 23, 2023 as the Maturity Date under the Backstop Forward Purchase Agreement stating that due to the Company’s failure to timely register the shares held by Vellar, Vellar has the right to terminate the Backstop Forward Purchase Agreement as to their portion of the shares and are claiming that they are entitled to receive Maturity Consideration (as defined in the Backstop Forward Purchase Agreement) equal to $6,667,667. As of the date of this filing, management is actively reviewing this Notice and takes issue with multiple aspects of the Notice including, but not limited to, Vellar’s Maturity Consideration calculation. As such, the Company is consulting with advisors and regulators and intends to actively and aggressively defend itself should Vellar continue on its present course of action.